Revenues (Tables)	12 Months Ended
Mar. 31, 2013
Revenues [Abstract]
Schedule of Revenue from External Customers

The Group's revenues by category are as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Cord blood processing fees	266,554	279,481	394,641	63,541
Cord blood storage fees	70,905	98,967	129,455	20,844
Fees derived from the provision of donated cord blood for transplantation and research and others	2,073	2,042	2,027	326
Total revenues	339,532	380,490	526,123	84,711